Segment Reporting - Additional Information (Detail) - EUR (€)	1 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of operating segments [line items]
Operating expenses		€ 309,746,919	€ 179,852,945	€ 136,503,887
Total impairments	€ 11,700,000
Carrying amount of accounts receivable		83,354,000	15,082,000
Revenues		327,698,465	71,755,303	76,442,505
Total investments		49,215,000	3,662,000	2,466,000
Unallocated amounts [member]
Disclosure of operating segments [line items]
Operating expenses		32,945,000	25,700,000	19,969,000
Revenues		0	0	0
Total investments		526,000	207,000	268,000
Germany [member]
Disclosure of operating segments [line items]
Revenues		0	145,000	309,000
Non-current assets, excluding deferred tax assets		311,600,000	175,800,000
Total investments		2,300,000	2,300,000
Netherlands [member]
Disclosure of operating segments [line items]
Non-current assets, excluding deferred tax assets		0	12,500,000
Total investments		100,000	100,000
US [member]
Disclosure of operating segments [line items]
Non-current assets, excluding deferred tax assets		8,300,000	4,400,000
Total investments		1,600,000	1,300,000
Single most important customer [member]
Disclosure of operating segments [line items]
Carrying amount of accounts receivable		50,100,000	8,000,000
Proprietary development segment [member]
Disclosure of operating segments [line items]
Total impairments		13,900,000	1,600,000	19,200,000
Proprietary development segment [member] | Largest customer [member]
Disclosure of operating segments [line items]
Revenues		255,800,000		49,500,000
Proprietary development segment [member] | Second largest customer [member]
Disclosure of operating segments [line items]
Revenues			22,000,000
Proprietary development segment [member] | Third largest customer [member]
Disclosure of operating segments [line items]
Revenues		4,100,000	9,400,000	3,900,000
Partnered discovery segment [member]
Disclosure of operating segments [line items]
Total impairments		2,100,000
Partnered discovery segment [member] | Largest customer [member]
Disclosure of operating segments [line items]
Revenues			€ 32,300,000
Partnered discovery segment [member] | Second largest customer [member]
Disclosure of operating segments [line items]
Revenues		€ 44,700,000		€ 19,000,000